Fixed Assets and Intangible Assets, Net (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of fixed assets and intangible assets
Total fixed assets	$ 1,176,853	$ 954,517
Less: Accumulated depreciation and amortization	(613,730)	(432,055)
Total fixed assets and intangible assets, net	563,123	522,462
Computer equipment [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	256,610	252,879
Furniture and fixtures [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	142,856	142,856
Leasehold improvements [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	382,376	382,376
Software [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	10,968	10,968
Website domain name [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	124,938	124,938
Website costs [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	40,500	40,500
Equipment under capital leases [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	$ 218,605